Offsetting financial assets and liabilities - Summary of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial liabilities	€ 322,303	€ 323,445
Gross amounts of recognised financial assets offset in the statement of financial position	(243,312)	(253,764)
Net amounts of financial liabilities presented in the statement of financial position	78,991	69,681
Financial instruments	14,505	12,016
Cash and financial instruments pledged as collateral	45,356	43,625
Net amount	19,131	14,040
Amounts not subject to enforceable netting arrangements	16,852	12,031
Statement of financial position total	95,843	81,712
Deposits from banks excluding repurchase agreements	78,098	34,826	€ 37,330
Customer deposits excluding repurchase agreements	609,517	574,355
Other liabilities - amounts to be settled	11,609	12,829
Deposits from banks [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial liabilities	170	26
Gross amounts of recognised financial assets offset in the statement of financial position	(2)
Net amounts of financial liabilities presented in the statement of financial position	169	26
Financial instruments	0	26
Cash and financial instruments pledged as collateral	166
Net amount	3
Amounts not subject to enforceable netting arrangements	1,804	179
Statement of financial position total	1,973	205
Deposits from banks [member] | Repurchase, securities lending and similar agreements [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial liabilities	167	26
Gross amounts of recognised financial assets offset in the statement of financial position	0
Net amounts of financial liabilities presented in the statement of financial position	167	26
Financial instruments	0	26
Cash and financial instruments pledged as collateral	166
Net amount	1
Amounts not subject to enforceable netting arrangements	1,804	179
Statement of financial position total	1,971	205
Deposits from banks [member] | Cash pools [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial liabilities	3
Gross amounts of recognised financial assets offset in the statement of financial position	(2)
Net amounts of financial liabilities presented in the statement of financial position	2
Financial instruments	0
Cash and financial instruments pledged as collateral	0
Net amount	2
Statement of financial position total	2
Deposits from banks excluding repurchase agreements	76,127
Deposits from banks excluding repurchase agreements subject to offsetting	2
Customer deposits [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial liabilities	186,844	181,273
Gross amounts of recognised financial assets offset in the statement of financial position	(168,169)	(166,624)
Net amounts of financial liabilities presented in the statement of financial position	18,675	14,649
Financial instruments	1,702	1,419
Cash and financial instruments pledged as collateral	0
Net amount	16,973	13,230
Amounts not subject to enforceable netting arrangements	0
Statement of financial position total	18,675	14,649
Customer deposits [member] | Repurchase, securities lending and similar agreements [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial liabilities	2,354
Gross amounts of recognised financial assets offset in the statement of financial position	(2,354)
Net amounts of financial liabilities presented in the statement of financial position	0
Financial instruments	0
Cash and financial instruments pledged as collateral	0
Net amount	0
Amounts not subject to enforceable netting arrangements	0
Statement of financial position total	0
Customer deposits [member] | Cash pools [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial liabilities	184,490	181,273
Gross amounts of recognised financial assets offset in the statement of financial position	(165,815)	(166,624)
Net amounts of financial liabilities presented in the statement of financial position	18,675	14,649
Financial instruments	1,702	1,419
Cash and financial instruments pledged as collateral	0
Net amount	16,973	13,230
Statement of financial position total	18,675	14,649
Customer deposits excluding repurchase agreements	609,517	574,355
Deposits from customers, excluding repurchase agreements subject to offsetting	18,675	14,649
Financial liabilities at fair value through profit or loss [member] | Non-trading derivatives liabilities [member] | Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial liabilities	53,560
Gross amounts of recognised financial assets offset in the statement of financial position	(52,610)
Net amounts of financial liabilities presented in the statement of financial position	950
Financial instruments	608
Cash and financial instruments pledged as collateral	338
Net amount	5
Financial liabilities at fair value through profit or loss [member] | Trading And Non-Trading [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial liabilities	126,735	132,946
Gross amounts of recognised financial assets offset in the statement of financial position	(67,453)	(78,210)
Net amounts of financial liabilities presented in the statement of financial position	59,282	54,737
Financial instruments	12,766	10,560
Cash and financial instruments pledged as collateral	45,189	43,625
Net amount	1,326	573
Amounts not subject to enforceable netting arrangements	15,048	11,852
Statement of financial position total	74,330	66,589
Financial liabilities at fair value through profit or loss [member] | Trading And Non-Trading [member] | Repurchase, securities lending and similar agreements [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial liabilities	53,520	56,818
Gross amounts of recognised financial assets offset in the statement of financial position	(14,827)	(20,545)
Net amounts of financial liabilities presented in the statement of financial position	38,693	36,273
Financial instruments	245	50
Cash and financial instruments pledged as collateral	38,447	35,808
Net amount	0	436
Amounts not subject to enforceable netting arrangements	8,271	6,776
Statement of financial position total	46,964	43,049
Financial liabilities at fair value through profit or loss [member] | Trading And Non-Trading [member] | Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial liabilities	73,215	76,129
Gross amounts of recognised financial assets offset in the statement of financial position	(52,626)	(57,665)
Net amounts of financial liabilities presented in the statement of financial position	20,589	18,464
Financial instruments	12,521	10,511
Cash and financial instruments pledged as collateral	6,742	7,817
Net amount	1,326	137
Amounts not subject to enforceable netting arrangements	6,777	5,076
Statement of financial position total	27,366	23,540
Other items where offsetting is applied in the statement of financial position [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial liabilities	8,552	9,200
Gross amounts of recognised financial assets offset in the statement of financial position	(7,687)	(8,930)
Net amounts of financial liabilities presented in the statement of financial position	865	269
Financial instruments	36	11
Cash and financial instruments pledged as collateral	0
Net amount	829	258
Statement of financial position total	865	269
Other liabilities - amounts to be settled	4,877	4,741
Other liabilities - amounts to be settled subject to offsetting	€ 865	€ 269